RELATED PARTY TRANSACTIONS - Transactions with CoolCo (Details)	2 Months Ended	12 Months Ended
	Mar. 02, 2023 USD ($) subsidiary	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Compensation amount		$ 1,097,000	$ 329,000	$ 214,000
Number of disposed subsidiaries | subsidiary	2
CoolCo and subsidiaries
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 451,000
CoolCo and subsidiaries | Management and administrative services revenue
Related Party Transaction [Line Items]
Compensation amount	588,000
CoolCo and subsidiaries | Ship management fees expense
Related Party Transaction [Line Items]
Compensation amount	(333,000)
CoolCo and subsidiaries | Ship management fees expense | Golar Artic and Golar Tundra | Ship management agreements
Related Party Transaction [Line Items]
Costs and expenses, related party	200,000
CoolCo and subsidiaries | Ship management fees expense | LNG Croatia and NFE's fleet of vessels to CoolCo | Sub-contract, vessel management obligations
Related Party Transaction [Line Items]
Costs and expenses, related party	100,000
CoolCo and subsidiaries | Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	175,000
CoolCo and subsidiaries | Commitment fees
Related Party Transaction [Line Items]
Compensation amount	21,000
CoolCo | Debt guarantee fees
Related Party Transaction [Line Items]
Compensation amount	200,000
CoolCo | Commitment fees
Related Party Transaction [Line Items]
Compensation amount	$ 21,000
CoolCo | Loan to related party | Revolving credit facility
Related Party Transaction [Line Items]
Compensation amount		$ 25,000,000
CoolCo | Loan to related party | Revolving credit facility | Related Party
Related Party Transaction [Line Items]
Maturity period of debt (in days or years)		2 years
Annual commitment fee		0.50%